March 29, 2017

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Massachusetts Tax-Exempt Funds (the Trust)
File No. 333-63579

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Senior Counsel
The Vanguard Group, Inc.

cc:	Asen Parachkevov, Esquire
U.S. Securities and Exchange Commission